Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Asset	$ 591,000,000	$ 4,983,000,000
2032
Disclosure of detailed information about financial instruments [line items]
Notional Amount	9,681,000,000	6,175,000,000
Derivative financial instruments liability	(1,728,000,000)	0
Asset	0	170,000,000
Cash flow hedges | Aluminum price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	662,000,000	102,000,000
Derivative financial instruments liability	(18,000,000)	0
Asset	1,000,000	62,000,000
Cash flow hedges | Sugar (in millions of pesos) | 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount		2,020,000,000
Derivative financial instruments liability		(7,000,000)
Asset		502,000,000
Cash flow hedges | Sugar (in millions of pesos) | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,688,000,000	769,000,000
Derivative financial instruments liability	(46,000,000)	0
Asset	328,000,000	195,000,000
Cash flow hedges | Sugar (in millions of pesos) | One to two years
Disclosure of detailed information about financial instruments [line items]
Notional Amount	468,000,000
Derivative financial instruments liability	0
Asset	$ 21,000,000
Cash flow hedges | PX+MEG (in millions of pesos) | 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount		470,000,000
Derivative financial instruments liability		(28,000,000)
Asset		$ 5,000,000